Stock based compensation (Details) - Schedule of stock-based compensation expense for the stock options and RSUs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Based Compensation Expense for the Stock Options and Rsus [Abstract]
Cost of revenue	$ 896,511
Product and technology	5,892,394	(98,487)
Sales and marketing	4,998,640	10,217
General and administrative	54,687,484	165,290
Total	$ 66,475,029	$ 77,020